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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:    3/31/09
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:

 /s/ Jeffrey Rubin        Westport, CT                      5/11/09
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:       $175,894
                                         -------------------
                                             (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

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            Form 13F Information Table - Birinyi Associates 3/31/09

              Column 1                     Column 2        Column 3  Column 4      Column 5      Column 6       Column 8
              --------                -------------------- --------- --------- ---------------- ---------- ------------------
                                                                                                            Voting authority
              Name of                                                  Value   Shrs or SH/ Put/ Investment ------------------
              Issuer                    Title of class      CUSIP    (x $1000) prn amt PRN Call discretion  Sole  Shared None
              -------                 -------------------- --------- --------- ------- --- ---- ---------- ------ ------ ----
Altria Group Inc..................... COMMON STOCK         02209S103  $  247   15,400              SOLE    15,400
Amazon.com Inc....................... COMMON STOCK         023135106  $  257    3,500              SOLE     3,500
Amgen Inc............................ COMMON STOCK         031162100  $  254    5,122              SOLE     5,122
Apple Inc............................ COMMON STOCK         037833100  $2,764   26,291              SOLE    26,291
Berkshire Hathaway Inc............... COMMON STOCK         084670108  $3,295       38              SOLE        38
BP Prudhoe Bay Royalty Trust......... ROYALTY TRUST        055630107  $  436    6,698              SOLE     6,698
Burlington Northern Santa Fe Corp.... COMMON STOCK         12189T104  $  202    3,361              SOLE     3,361
Caterpillar Inc...................... COMMON STOCK         149123101  $  212    7,600              SOLE     7,600
Chevron Corp......................... COMMON STOCK         166764100  $1,738   25,850              SOLE    25,850
Citigroup Inc........................ COMMON STOCK         172967101  $   25   10,000              SOLE    10,000
CME Group Inc........................ COMMON STOCK         12572Q105  $  517    2,098              SOLE     2,098
Deere & Co........................... COMMON STOCK         244199105  $  296    9,000              SOLE     9,000
DIAMONDS Trust Series I.............. ETF                  252787106  $1,699   22,406              SOLE    22,406
Energy Transfer Partners LP.......... LIMITED PARTNERSHIP  29273R109  $  220    5,974              SOLE     5,974
Exxon Mobil Corp..................... COMMON STOCK         30231G102  $3,654   53,650              SOLE    53,650
Goldman Sachs Group Inc/The.......... COMMON STOCK         38141G104  $1,590   14,994              SOLE    14,994
Google Inc........................... COMMON STOCK         38259P508  $5,514   15,842              SOLE    15,842
Hess Corp............................ COMMON STOCK         42809H107  $  271    5,000              SOLE     5,000
Intel Corp........................... COMMON STOCK         458140100  $  203   13,500              SOLE    13,500
International Business Machines Corp. COMMON STOCK         459200101  $1,095   11,298              SOLE    11,298
Kraft Foods Inc...................... COMMON STOCK         50075N104  $  339   15,197              SOLE    15,197
Las Vegas Sands Corp................. COMMON STOCK         517834107  $   39   13,000              SOLE    13,000
Mastercard Inc....................... COMMON STOCK         57636Q104  $1,396    8,337              SOLE     8,337
McDonald's Corp...................... COMMON STOCK         580135101  $1,474   27,010              SOLE    27,010
Microsoft Corp....................... COMMON STOCK         594918104  $  451   24,546              SOLE    24,546
Monsanto Co.......................... COMMON STOCK         61166W101  $  374    4,500              SOLE     4,500
Neomedia Technologies Inc............ COMMON STOCK         640505103  $    0   10,000              SOLE    10,000
Oil Services Holders Trust........... ETF                  678002106  $  458    6,185              SOLE     6,185
Philip Morris International Inc...... COMMON STOCK         718172109  $1,215   34,150              SOLE    34,150
Potash Corp of Saskatchewan Inc...... COMMON STOCK         73755L107  $1,111   13,750              SOLE    13,750
Procter & Gamble Co/The.............. COMMON STOCK         742718109  $  558   11,850              SOLE    11,850
Schlumberger Ltd..................... COMMON STOCK         806857108  $  506   12,450              SOLE    12,450
SPDR Trust Series 1.................. ETF                  78462F103  $6,927   87,106              SOLE    87,106
United Technologies Corp............. COMMON STOCK         913017109  $  580   13,500              SOLE    13,500
Verizon Communications Inc........... COMMON STOCK         92343V104  $  667   22,100              SOLE    22,100
Wal-Mart Stores Inc.................. COMMON STOCK         931142103  $1,698   32,600              SOLE    32,600